ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1%
	ADVERTISING & MARKETING - 1.4%
39	Interpublic Group of Companies, Inc. (The)	$ 1,139
10	Omnicom Group, Inc.	741
3	Trade Desk, Inc. (The), Class A(a)	1,955
		3,835
	AEROSPACE & DEFENSE - 1.6%
36	Howmet Aerospace, Inc.(a)	1,157
5	Huntington Ingalls Industries, Inc.	1,029
2	Teledyne Technologies, Inc.(a)	827
15	Textron, Inc.	841
4	Woodward, Inc.	483
		4,337
	APPAREL & TEXTILE PRODUCTS - 1.9%
1	Carter's, Inc.	89
6	Crocs, Inc.(a)	483
3	Deckers Outdoor Corporation(a)	991
27	Hanesbrands, Inc.	531
6	PVH Corporation	634
6	Ralph Lauren Corporation	739
10	Skechers USA, Inc., Class A(a)	417
28	Tapestry, Inc.	1,154
		5,038
	ASSET MANAGEMENT - 2.6%
20	Apollo Global Management, Inc.	940
42	Carlyle Group, Inc. (The)	1,544
40	Franklin Resources, Inc.	1,184
7	LPL Financial Holdings, Inc.	995
13	Raymond James Financial, Inc.	1,593
11	Stifel Financial Corporation	705
		6,961
	AUTOMOTIVE - 1.5%
9	Autoliv, Inc.(a)	835
24	BorgWarner, Inc.	1,113
18	Gentex Corporation	642
16	Harley-Davidson, Inc.	642

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	AUTOMOTIVE - 1.5% (Continued)
5	Lear Corporation	$ 906
		4,138
	BANKING - 5.2%
1	CIT Group, Inc.	51
24	Citizens Financial Group, Inc.	1,060
14	Comerica, Inc.	1,004
6	Cullen/Frost Bankers, Inc.	653
89	Huntington Bancshares, Inc.	1,399
59	KeyCorp	1,179
7	M&T Bank Corporation	1,061
36	People's United Financial, Inc.	644
7	Pinnacle Financial Partners, Inc.	621
8	Prosperity Bancshares, Inc.	599
57	Regions Financial Corporation	1,178
3	SVB Financial Group(a)	1,481
12	Synovus Financial Corporation	549
17	TCF Financial Corporation	790
8	Western Alliance Bancorp	755
18	Zions Bancorp NA	989
		14,013
	BEVERAGES - 0.8%
1	Boston Beer Company, Inc. (The), Class A(a)	1,206
18	Molson Coors Beverage Company, Class B	921
		2,127
	BIOTECH & PHARMA - 3.0%
11	ACADIA Pharmaceuticals, Inc.(a)	284
3	Acceleron Pharma, Inc.(a)	407
4	Amicus Therapeutics, Inc.(a)	40
4	BioMarin Pharmaceutical, Inc.(a)	302
6	Blueprint Medicines Corporation(a)	583
11	Denali Therapeutics, Inc.(a)	628
7	Emergent BioSolutions, Inc.(a)	650
29	Exelixis, Inc.(a)	655
11	Halozyme Therapeutics, Inc.(a)	459

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	BIOTECH & PHARMA - 3.0% (Continued)
13	Ionis Pharmaceuticals, Inc.(a)	$ 584
3	Iovance Biotherapeutics, Inc.(a)	95
2	Mirati Therapeutics, Inc.(a)	343
7	Neurocrine Biosciences, Inc.(a)	681
4	Novavax, Inc., Class A(a)	725
4	Sarepta Therapeutics, Inc.(a)	298
5	TG Therapeutics, Inc.(a)	241
3	Ultragenyx Pharmaceutical, Inc.(a)	342
5	United Therapeutics Corporation(a)	836
		8,153
	CHEMICALS - 2.9%
2	Albemarle Corporation	292
5	Ashland Global Holdings, Inc.	444
4	Avery Dennison Corporation	735
4	Celanese Corporation	599
6	CF Industries Holdings, Inc.	272
9	Eastman Chemical Company	991
11	FMC Corporation	1,217
17	Huntsman Corporation	490
5	International Flavors & Fragrances, Inc.	698
30	Mosaic Company (The)	948
12	RPM International, Inc.	1,102
1	W R Grace & Company	60
		7,848
	COMMERCIAL SUPPORT SERVICES - 1.1%
13	Aramark	491
5	ManpowerGroup, Inc.	495
20	R1 RCM, Inc.(a)	494
7	Robert Half International, Inc.	546
6	Stericycle, Inc.(a)	405
9	Terminix Global Holdings, Inc.(a)	429
		2,860
	CONSTRUCTION MATERIALS - 1.7%
6	Advanced Drainage Systems, Inc.	620

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	CONSTRUCTION MATERIALS - 1.7% (Continued)
5	Carlisle Companies, Inc.	$ 823
4	Martin Marietta Materials, Inc.	1,343
24	MDU Resources Group, Inc.	759
10	Owens Corning	921
		4,466
	CONSUMER SERVICES - 0.8%
3	Bright Horizons Family Solutions, Inc.(a)	514
9	Chegg, Inc.(a)	771
18	Service Corp International	919
		2,204
	CONTAINERS & PACKAGING - 1.8%
5	AptarGroup, Inc.	708
12	Crown Holdings, Inc.	1,165
1	Graphic Packaging Holding Company	18
6	Packaging Corp of America	807
13	Sealed Air Corporation	596
8	Sonoco Products Company	506
21	Westrock Company	1,093
		4,893
	DIVERSIFIED INDUSTRIALS - 0.2%
7	ITT, Inc.	636

	E-COMMERCE DISCRETIONARY - 0.3%
3	Etsy, Inc.(a)	605
5	Stitch Fix Inc, Class A(a)	248
		853
	ELECTRIC UTILITIES - 2.9%
16	Alliant Energy Corporation	867
28	Evergy, Inc.	1,667
1	Hawaiian Electric Industries, Inc.	44
2	IDACORP, Inc.	200
6	NextEra Energy Partners, L.P.	437
25	NRG Energy, Inc.	943
25	OGE Energy Corporation	809

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	ELECTRIC UTILITIES - 2.9% (Continued)
17	Pinnacle West Capital Corporation	$ 1,383
1	Portland General Electric Company	48
78	Vistra Corporation	1,379
		7,777
	ELECTRICAL EQUIPMENT - 1.9%
13	A O Smith Corporation	879
1	Acuity Brands, Inc.	165
7	BWX Technologies, Inc.	462
6	Cognex Corporation	498
3	Generac Holdings, Inc.(a)	982
1	Hubbell, Inc.	187
1	Lennox International, Inc.	312
2	Littelfuse, Inc.	529
12	National Instruments Corporation	518
8	Trimble, Inc.(a)	622
		5,154
	ENGINEERING & CONSTRUCTION - 1.9%
9	AECOM(a)	577
5	EMCOR Group, Inc.	561
7	Jacobs Engineering Group, Inc.	905
8	MasTec, Inc.(a)	749
13	Quanta Services, Inc.	1,144
4	Tetra Tech, Inc.	543
17	WillScot Mobile Mini Holdings Corporation(a)	472
		4,951
	ENTERTAINMENT CONTENT - 0.3%
68	Zynga, Inc., Class A(a)	694

	FOOD - 2.0%
28	Campbell Soup Company	1,407
1	Darling Ingredients, Inc.(a)	74
6	Ingredion, Inc.	539
12	J M Smucker Company (The)	1,518
12	Lamb Weston Holdings, Inc.	930

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	FOOD - 2.0% (Continued)
2	Lancaster Colony Corporation	$ 351
5	Post Holdings, Inc.(a)	529
		5,348
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
9	Trex Company, Inc.(a)	824

	GAS & WATER UTILITIES - 1.3%
15	Atmos Energy Corporation	1,483
18	Essential Utilities, Inc.	806
31	UGI Corporation	1,271
		3,560
	HEALTH CARE FACILITIES & SERVICES - 3.4%
2	Amedisys, Inc.(a)	530
16	Cardinal Health, Inc.	972
1	Charles River Laboratories International, Inc.(a)	290
1	Chemed Corporation	460
11	DaVita, Inc.(a)	1,185
5	Encompass Health Corporation	409
5	HealthEquity, Inc.(a)	340
13	Henry Schein, Inc.(a)	900
12	Invitae Corporation(a)	459
2	LHC Group, Inc.(a)	382
3	Molina Healthcare, Inc.(a)	701
3	NeoGenomics, Inc.(a)	145
2	PRA Health Sciences, Inc.(a)	307
5	Syneos Health, Inc.(a)	379
1	Teladoc Health, Inc.(a)	182
12	Universal Health Services, Inc., Class B	1,601
		9,242
	HOME & OFFICE PRODUCTS - 1.8%
13	Leggett & Platt, Inc.	593
39	Newell Brands, Inc.	1,044
3	Scotts Miracle-Gro Company (The)	735
17	Tempur Sealy International, Inc.	622

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	HOME & OFFICE PRODUCTS - 1.8% (Continued)
8	Whirlpool Corporation	$ 1,763
		4,757
	HOME CONSTRUCTION - 1.9%
10	Fortune Brands Home & Security, Inc.	958
20	Masco Corporation	1,198
5	Mohawk Industries, Inc.(a)	962
26	PulteGroup, Inc.	1,363
13	Toll Brothers, Inc.	738
		5,219
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
6	Timken Company (The)	487

	INDUSTRIAL SUPPORT SERVICES - 1.3%
2	AMERCO	1,225
3	SiteOne Landscape Supply, Inc.(a)	512
4	United Rentals, Inc.(a)	1,317
2	Watsco, Inc.	522
		3,576
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
28	Jefferies Financial Group, Inc.	843
12	SEI Investments Company	731
		1,574
	INSURANCE - 9.0%
2	Alleghany Corporation(a)	1,252
14	American Financial Group, Inc.	1,597
9	Assurant, Inc.	1,276
16	Cincinnati Financial Corporation	1,649
14	Globe Life, Inc.	1,353
33	Hartford Financial Services Group, Inc. (The)	2,204
12	Kemper Corporation	957
26	Lincoln National Corporation	1,619
29	Loews Corporation	1,487
2	Markel Corporation(a)	2,279
52	Old Republic International Corporation	1,136

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 9.0% (Continued)
5	Primerica, Inc.	$ 739
19	Principal Financial Group, Inc.	1,139
3	Radian Group, Inc.	70
12	Reinsurance Group of America, Inc.	1,513
37	Unum Group	1,030
20	Voya Financial, Inc.	1,273
20	W R Berkley Corporation	1,507
		24,080
	INTERNET MEDIA & SERVICES - 1.6%
16	Expedia Group, Inc.	2,754
16	GoDaddy, Inc., Class A(a)	1,242
4	Grubhub, Inc.(a)	240
1	TripAdvisor, Inc.(a)	54
		4,290
	LEISURE FACILITIES & SERVICES - 1.2%
9	Boyd Gaming Corporation(a)	530
1	Choice Hotels International, Inc.	107
2	Churchill Downs, Inc.	455
6	Darden Restaurants, Inc.	852
4	Texas Roadhouse, Inc.	384
3	Vail Resorts, Inc.	875
		3,203
	LEISURE PRODUCTS - 1.7%
8	Brunswick Corporation	763
3	Fox Factory Holding Corporation(a)	381
15	Hasbro, Inc.	1,442
31	Mattel, Inc.(a)	617
6	Polaris, Inc.	801
5	Thor Industries, Inc.	674
		4,678
	MACHINERY - 3.3%
7	AGCO Corporation	1,005
4	Crane Company	376
1	Curtiss-Wright Corporation	119

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	MACHINERY - 3.3% (Continued)
10	Donaldson Company, Inc.	$ 582
11	Flowserve Corporation	427
8	Graco, Inc.	573
3	IDEX Corporation	628
4	Lincoln Electric Holdings, Inc.	492
4	Middleby Corporation (The)(a)	663
3	MSA Safety, Inc.	450
4	Nordson Corporation	795
5	Oshkosh Corporation	593
6	Snap-on, Inc.	1,384
8	Toro Company (The)	825
		8,912
	MEDICAL EQUIPMENT & DEVICES - 3.2%
1	ABIOMED, Inc.(a)	319
2	Bio-Techne Corporation	764
3	Bruker Corporation	193
15	DENTSPLY SIRONA, Inc.	957
7	Globus Medical, Inc., Class A(a)	432
3	Haemonetics Corporation(a)	333
6	Hill-Rom Holdings, Inc.	663
3	Insulet Corporation(a)	783
6	Integra LifeSciences Holdings Corporation(a)	414
1	iRhythm Technologies, Inc.(a)	139
2	Masimo Corporation(a)	459
1	Nevro Corporation(a)	139
1	Penumbra, Inc.(a)	270
3	PerkinElmer, Inc.	385
5	Quidel Corporation(a)	640
3	Repligen Corporation(a)	583
1	STAAR Surgical Company(a)	105
5	Varian Medical Systems, Inc.(a)	883
		8,461
	METALS & MINING - 0.4%
25	Cleveland-Cliffs, Inc.	503

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	METALS & MINING - 0.4% (Continued)
5	Royal Gold, Inc.	$ 538
		1,041
	OIL & GAS PRODUCERS - 1.4%
38	Cabot Oil & Gas Corporation	714
16	ConocoPhillips	847
11	Diamondback Energy, Inc.	808
20	HollyFrontier Corporation	716
62	Marathon Oil Corporation	662
		3,747
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
44	Halliburton Company	944
27	NOV, Inc.	371
		1,315
	PUBLISHING & BROADCASTING - 1.2%
17	Liberty Media Corp-Liberty Formula One - Series C(a)	736
18	Liberty Media Corp-Liberty SiriusXM, Class C(a)	794
11	New York Times Company (The), Class A	557
41	News Corporation, Class A	1,042
		3,129
	REAL ESTATE SERVICES - 0.6%
6	Jones Lang LaSalle, Inc.(a)	1,074
9	Redfin Corporation(a)	599
		1,673
	REIT - 0.6%
1	Texas Pacific Land Corporation	1,589

	RENEWABLE ENERGY - 0.7%
5	Enphase Energy, Inc.(a)	811
7	First Solar, Inc.(a)	611
2	SolarEdge Technologies, Inc.(a)	575
		1,997
	RETAIL - CONSUMER STAPLES - 0.7%
3	Casey's General Stores, Inc.	649
4	Five Below, Inc.(a)	763

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL - CONSUMER STAPLES - 0.7% (Continued)
5	Ollie's Bargain Outlet Holdings, Inc.(a)	$ 435
		1,847
	RETAIL - DISCRETIONARY - 5.2%
6	Advance Auto Parts, Inc.	1,101
9	AutoNation, Inc.(a)	839
17	Builders FirstSource, Inc.(a)	788
3	Burlington Stores, Inc.(a)	897
12	Dick's Sporting Goods, Inc.	914
8	Floor & Decor Holdings, Inc., Class A(a)	764
44	Gap, Inc. (The)(a)	1,310
7	Genuine Parts Company	809
18	Kohl's Corporation	1,073
2	Lithia Motors, Inc., Class A	780
13	Nordstrom, Inc.	492
2	RH(a)	1,193
6	Tractor Supply Company	1,063
2	Ulta Beauty, Inc.(a)	618
7	Williams-Sonoma, Inc.	1,255
		13,896
	SEMICONDUCTORS - 3.8%
4	Brooks Automation, Inc.	327
1	Cirrus Logic, Inc.(a)	85
4	Cree, Inc.(a)	433
9	Entegris, Inc.	1,006
9	II-VI, Inc.(a)	615
4	Inphi Corporation(a)	714
3	IPG Photonics Corporation(a)	633
9	Lattice Semiconductor Corporation(a)	405
5	MKS Instruments, Inc.	927
1	Monolithic Power Systems, Inc.	353
24	ON Semiconductor Corporation(a)	999
6	Qorvo, Inc.(a)	1,096
3	Silicon Laboratories, Inc.(a)	423
11	Teradyne, Inc.	1,338

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	SEMICONDUCTORS - 3.8% (Continued)
3	Universal Display Corporation	$ 710
		10,064
	SOFTWARE - 4.0%
1	ACI Worldwide, Inc.(a)	38
5	Alteryx, Inc., Class A(a)	415
6	Aspen Technology, Inc.(a)	866
12	Black Knight, Inc.(a)	888
4	Cloudera, Inc.(a)	49
4	Concentrix Corporation(a)	599
7	Digital Turbine, Inc.(a)	563
3	Five9, Inc.(a)	469
4	Guidewire Software, Inc.(a)	407
3	J2 Global, Inc.(a)	360
6	Manhattan Associates, Inc.(a)	704
1	MicroStrategy, Inc., Class A(a)	679
8	NortonLifeLock, Inc.	170
19	Nuance Communications, Inc.(a)	829
2	Omnicell, Inc.(a)	260
3	Paylocity Holding Corporation(a)	539
4	Proofpoint, Inc.(a)	503
3	PTC, Inc.(a)	413
6	RealPage, Inc.(a)	523
9	Varonis Systems, Inc.(a)	462
5	Workiva, Inc.(a)	441
4	Zendesk, Inc.(a)	530
		10,707
	SPECIALTY FINANCE - 1.9%
9	Fidelity National Financial, Inc.	366
22	First American Financial Corporation	1,246
3	MGIC Investment Corporation	42
40	SLM Corporation	719
69	Synchrony Financial	2,805
		5,178

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	STEEL - 0.5%
4	Reliance Steel & Aluminum Company	$ 609
14	Steel Dynamics, Inc.	711
		1,320
	TECHNOLOGY HARDWARE - 3.6%
8	Arrow Electronics, Inc.(a)	887
12	Ciena Corporation(a)	657
9	Dolby Laboratories, Inc., Class A	888
4	F5 Networks, Inc.(a)	834
11	FLIR Systems, Inc.	621
18	Jabil, Inc.	939
41	Juniper Networks, Inc.	1,039
7	Lumentum Holdings, Inc.(a)	639
8	NetApp, Inc.	581
22	Pure Storage, Inc., Class A(a)	474
1	SYNNEX Corporation	115
1	ViaSat, Inc.(a)	48
21	Western Digital Corporation	1,402
22	Xerox Holdings Corporation	534
		9,658
	TECHNOLOGY SERVICES - 2.4%
5	Booz Allen Hamilton Holding Corporation	403
6	CoreLogic, Inc.	475
29	DXC Technology Company	906
3	Euronet Worldwide, Inc.(a)	415
3	FactSet Research Systems, Inc.	926
5	Gartner, Inc.(a)	913
5	Jack Henry & Associates, Inc.	759
6	Leidos Holdings, Inc.	578
2	LiveRamp Holdings, Inc.(a)	104
5	MAXIMUS, Inc.	445
2	WEX, Inc.(a)	418
		6,342

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.1% (Continued)
	TELECOMMUNICATIONS - 0.2%
12	Iridium Communications, Inc.(a)	$ 495

	TRANSPORTATION & LOGISTICS - 2.0%
8	Alaska Air Group, Inc.(a)	554
12	CH Robinson Worldwide, Inc.	1,145
3	JB Hunt Transport Services, Inc.	504
20	JetBlue Airways Corporation(a)	407
17	Knight-Swift Transportation Holdings, Inc.	818
3	Landstar System, Inc.	495
2	Saia, Inc.(a)	461
7	XPO Logistics, Inc.(a)	863
		5,247
	TRANSPORTATION EQUIPMENT - 0.5%
1	Allison Transmission Holdings, Inc.	41
15	Westinghouse Air Brake Technologies Corporation	1,187
		1,228
	WHOLESALE - CONSUMER STAPLES - 0.5%
15	Performance Food Group Company(a)	864
13	US Foods Holding Corporation(a)	496
		1,360
	WHOLESALE - DISCRETIONARY - 0.8%
25	LKQ Corporation(a)	1,058
3	Pool Corporation	1,036
		2,094

	TOTAL COMMON STOCKS (Cost $217,643)	263,076

	PARTNERSHIP SHARES — 0.4%
	OIL & GAS PRODUCERS - 0.4%
25	Magellan Midstream Partners, L.P.	1,084

	TOTAL PARTNERSHIP SHARES (Cost $1,114)	1,084

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	MONEY MARKET FUNDS - 5.1%
13,673	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03%(b)	$ 13,673

	TOTAL MONEY MARKET FUNDS (Cost $13,673)	13,673

	TOTAL INVESTMENTS - 103.6% (Cost $232,430)	277,833
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(9,581)
	NET ASSETS - 100.0%	$ 268,252

LP	- Limited Partnership
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES — 0.0% (a)
37	PennantPark Investment Corporation	$ 209

	TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $86)	209

	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 0.4%
110	AAR Corporation	4,582
94	Barnes Group, Inc.	4,657
35	Ducommun, Inc.(b)	2,100
47	Moog, Inc., Class A	3,908
21	National Presto Industries, Inc.	2,143
71	SIFCO Industries, Inc.(b)	890
		18,280
	APPAREL & TEXTILE PRODUCTS - 0.6%
61	Culp, Inc.	939
124	Fossil Group, Inc.(b)	1,538
171	Movado Group, Inc.	4,865
110	PVH Corporation	11,627
76	Rocky Brands, Inc.	4,108
149	Tandy Leather Factory, Inc.(b)	572
19	Unifi, Inc.(b)	524
22	Weyco Group, Inc.	476
		24,649
	ASSET MANAGEMENT - 0.9%
25	Associated Capital Group, Inc., Class A	896
275	Boston Private Financial Holdings, Inc.	3,663
134	Community Bankers Trust Corporation	1,182
138	Entasis Therapeutics Holdings, Inc.(b)	295
401	First Eagle Alternative Capital BDC, Inc.	1,620
14	First Western Financial, Inc.(b)	350
62	Hennessy Advisors, Inc.	533
355	Medallion Financial Corporation(b)	2,503
7	Mediaco Holding, Inc.(b)	23

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	ASSET MANAGEMENT - 0.9% (Continued)
368	ODP Corporation (The)(b)	$ 15,931
132	Oppenheimer Holdings, Inc., Class A	5,287
63	SuRo Capital Corporation	854
282	TCG BDC, Inc.	3,722
		36,859
	AUTOMOTIVE - 2.1%
411	American Axle & Manufacturing Holdings, Inc.(b)	3,970
665	China Automotive Systems, Inc.(b)	3,152
217	Cooper Tire & Rubber Company	12,148
72	Cooper-Standard Holdings, Inc.(b)	2,615
339	Dana, Inc.	8,248
918	Goodyear Tire & Rubber Company (The)(b)	16,129
458	Harley-Davidson, Inc.	18,366
276	Methode Electronics, Inc.	11,587
34	Miller Industries, Inc.	1,570
225	Modine Manufacturing Company(b)	3,323
148	Motorcar Parts of America, Inc.(b)	3,330
85	Unique Fabricating, Inc.	506
		84,944
	BANKING - 22.7%
47	1st Constitution Bancorp	828
40	ACNB Corporation	1,172
61	American National Bankshares, Inc.	2,017
82	American River Bankshares	1,337
48	Ames National Corporation	1,228
627	Associated Banc-Corporation	13,380
311	Atlantic Union Bankshares Corporation	11,930
154	Bank of Commerce Holdings	1,963
12	Bank of Princeton (The)	343
61	Bank OZK	2,492
97	BankFinancial Corporation	1,001
219	BankUnited, Inc.	9,625
123	Banner Corporation	6,560
75	Bar Harbor Bankshares	2,206

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 22.7% (Continued)
81	BayCom Corporation(b)	$ 1,460
117	BCB Bancorp, Inc.	1,615
272	Berkshire Hills Bancorp, Inc.	6,071
339	BOK Financial Corporation	30,279
242	Brookline Bancorp, Inc.	3,630
87	Bryn Mawr Bank Corporation	3,959
305	Byline Bancorp, Inc.	6,451
904	Cadence BanCorporation	18,740
88	Camden National Corporation	4,212
111	Capstar Financial Holdings, Inc.	1,915
49	CB Financial Services, Inc.	1,084
52	CBM Bancorp, Inc.	729
147	Central Pacific Financial Corporation	3,922
87	Central Valley Community Bancorp	1,602
22	ChoiceOne Financial Services, Inc.	529
553	CIT Group, Inc.	28,485
81	Citizens & Northern Corporation	1,926
117	Citizens Community Bancorp, Inc.	1,452
114	Civista Bancshares, Inc.	2,615
108	CNB Financial Corporation	2,658
38	Codorus Valley Bancorp, Inc.	700
96	Colony Bankcorp, Inc.	1,498
10	Community Financial Corporation (The)	342
81	Community Trust Bancorp, Inc.	3,566
56	County Bancorp, Inc.	1,342
162	Customers Bancorp, Inc.(b)	5,155
195	Dime Community Bancshares, Inc.	5,877
138	Eagle Bancorp, Inc.	7,343
103	Enterprise Financial Services Corporation	5,092
83	Equity Bancshares, Inc., Class A(b)	2,274
84	ESSA Bancorp, Inc.	1,344
53	Farmers & Merchants Bancorp, Inc.	1,332
116	Financial Institutions, Inc.	3,514
277	First Bancorp	12,049

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 22.7% (Continued)
99	First Bancshares, Inc. (The)	$ 3,624
126	First Bank	1,533
379	First Busey Corporation	9,721
48	First Business Financial Services, Inc.	1,187
248	First Commonwealth Financial Corporation	3,564
91	First Community Bankshares, Inc.	2,729
378	First Financial Bancorp	9,072
81	First Financial Corporation	3,646
99	First Financial Northwest, Inc.	1,411
50	First Guaranty Bancshares, Inc.	895
234	First Hawaiian, Inc.	6,405
2,026	FIRST HORIZON CORP	34,260
49	First Internet Bancorp	1,726
85	First Mid Bancshares, Inc.	3,734
522	First Midwest Bancorp, Inc.	11,437
90	First Northwest Bancorp	1,496
124	First of Long Island Corporation (The)	2,635
431	Flagstar Bancorp, Inc.	19,438
165	Flushing Financial Corporation	3,503
1,548	FNB Corporation	19,660
30	FS Bancorp, Inc.	2,016
579	Fulton Financial Corporation	9,860
188	Great Western Bancorp, Inc.	5,695
428	Hancock Whitney Corporation	17,980
200	Hanmi Financial Corporation	3,946
218	Heartland Financial USA, Inc.	10,957
296	Heritage Commerce Corporation	3,617
139	Heritage Financial Corporation	3,925
229	Hilltop Holdings, Inc.	7,816
54	Home Bancorp, Inc.	1,947
13	HomeStreet, Inc.	573
102	HomeTrust Bancshares, Inc.	2,484
468	Hope Bancorp, Inc.	7,048
161	Horizon Bancorp, Inc.	2,991

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 22.7% (Continued)
107	Howard Bancorp, Inc.(b)	$ 1,759
79	Investar Holding Corporation	1,623
678	Investors Bancorp, Inc.	9,960
375	Kearny Financial Corporation	4,530
207	Lakeland Bancorp, Inc.	3,608
115	LCNB Corporation	2,012
55	Mackinac Financial Corporation	771
56	MainStreet Bancshares, Inc.(b)	1,163
85	Mercantile Bank Corporation	2,760
164	Meridian Bancorp, Inc.	3,021
29	Middlefield Banc Corporation	608
157	Midland States Bancorp, Inc.	4,355
100	MidWestOne Financial Group, Inc.	3,097
1,421	New York Community Bancorp, Inc.	17,933
182	Northfield Bancorp, Inc.	2,897
80	Northrim BanCorp, Inc.	3,401
366	Northwest Bancshares, Inc.	5,289
232	OceanFirst Financial Corporation	5,554
7	Ohio Valley Banc Corporation	170
442	Old National Bancorp	8,548
10	Old Point Financial Corporation	235
227	Old Second Bancorp, Inc.	2,999
163	OP Bancorp	1,715
103	Orrstown Financial Services, Inc.	2,297
686	PacWest Bancorp	26,171
62	Parke Bancorp, Inc.	1,239
21	Pathfinder Bancorp, Inc.	299
104	PCB Bancorp	1,560
132	Peapack-Gladstone Financial Corporation	4,076
45	Penns Woods Bancorp, Inc.	1,084
165	Peoples Bancorp, Inc.	5,473
245	Pinnacle Financial Partners, Inc.	21,722
45	Premier Financial Bancorp, Inc.	837
177	Premier Financial Corporation	5,887

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 22.7% (Continued)
237	Primis Financial Corporation	$ 3,446
50	Provident Financial Holdings, Inc.	845
245	Provident Financial Services, Inc.	5,459
113	QCR Holdings, Inc.	5,336
100	RBB Bancorp	2,027
175	Renasant Corporation	7,242
99	Republic Bancorp, Inc., Class A	4,385
190	Riverview Bancorp, Inc.	1,317
137	Riverview Financial Corporation	1,432
171	S&T Bancorp, Inc.	5,729
12	SB Financial Group, Inc.	219
112	Select Bancorp, Inc.(b)	1,240
112	Sierra Bancorp	3,002
406	Simmons First National Corporation, Class A	12,046
120	SmartFinancial, Inc.	2,598
18	South State Corporation	1,413
31	Standard AVB Financial Corporation	1,012
856	Sterling Bancorp	19,705
1,302	Synovus Financial Corporation	59,566
530	TCF Financial Corporation	24,624
52	Territorial Bancorp, Inc.	1,376
313	Towne Bank	9,515
424	TrustCompany Bank Corporation	3,125
222	Trustmark Corporation	7,473
836	Umpqua Holdings Corporation	14,672
53	United Bancshares, Inc.	1,338
430	United Bankshares, Inc.	16,589
117	United Security Bancshares	958
134	Univest Financial Corporation	3,831
1,251	Valley National Bancorp	17,189
177	Veritex Holdings, Inc.	5,791
112	Washington Federal, Inc.	3,450
773	Webster Financial Corporation	42,600
142	WesBanco, Inc.	5,121

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 22.7% (Continued)
150	Western New England Bancorp, Inc.	$ 1,264
276	Wintrust Financial Corporation	20,921
		929,884
	BEVERAGES - 0.0% (a)
30	Coffee Holding Company, Inc.(b)	148

	BIOTECH & PHARMA - 1.7%
87	Akebia Therapeutics, Inc.(b)	295
170	Amphastar Pharmaceuticals, Inc.(b)	3,114
21	ANI Pharmaceuticals, Inc.(b)	759
151	Coherus Biosciences, Inc.(b)	2,206
102	Collegium Pharmaceutical, Inc.(b)	2,417
83	Cumberland Pharmaceuticals, Inc.(b)	252
41	Eagle Pharmaceuticals, Inc.(b)	1,711
169	Emergent BioSolutions, Inc.(b)	15,702
42	Enanta Pharmaceuticals, Inc.(b)	2,071
64	G1 Therapeutics, Inc.(b)	1,540
841	Innoviva, Inc.(b)	10,050
50	Lannett Company, Inc.(b)	264
81	MacroGenics, Inc.(b)	2,580
57	Minerva Neurosciences, Inc.(b)	166
180	Prestige Consumer Healthcare, Inc.(b)	7,934
376	Sangamo Therapeutics, Inc.(b)	4,711
112	Travere Therapeutics, Inc.(b)	2,797
59	United Therapeutics Corporation(b)	9,869
467	Verastem, Inc.(b)	1,154
		69,592
	CHEMICALS - 2.5%
188	AdvanSix, Inc.(b)	5,042
457	AgroFresh Solutions, Inc.(b)	914
207	American Vanguard Corporation	4,225
576	Element Solutions, Inc.	10,535
68	Hawkins, Inc.	2,279
56	Haynes International, Inc.	1,662

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	CHEMICALS - 2.5% (Continued)
159	HB Fuller Company	$ 10,003
700	Huntsman Corporation	20,181
63	Intrepid Potash, Inc.(b)	2,051
216	Kraton Corporation(b)	7,903
80	Minerals Technologies, Inc.	6,026
28	Oil-Dri Corp of America	964
331	PQ Group Holdings, Inc.	5,528
429	Rayonier Advanced Materials, Inc.(b)	3,891
33	Rogers Corporation(b)	6,211
139	Trecora Resources(b)	1,080
566	Univar Solutions, Inc.(b)	12,192
		100,687
	COMMERCIAL SUPPORT SERVICES - 1.9%
17	ABM Industries, Inc.	867
135	AMN Healthcare Services, Inc.(b)	9,949
495	ARC Document Solutions, Inc.	1,044
52	BGSF, Inc.	728
28	BrightView Holdings, Inc.(b)	472
66	CBIZ, Inc.(b)	2,156
134	Cross Country Healthcare, Inc.(b)	1,674
137	Deluxe Corporation	5,749
163	Emerald Holding, Inc.(b)	900
156	Ennis, Inc.	3,331
90	GP Strategies Corporation(b)	1,570
77	Heidrick & Struggles International, Inc.	2,750
145	HMS Holdings Corporation(b)	5,361
42	Huron Consulting Group, Inc.(b)	2,116
169	Kelly Services, Inc., Class A(b)	3,764
152	Korn Ferry	9,480
131	ManpowerGroup, Inc.	12,956
110	Quest Resource Holding Corporation(b)	429
79	Resources Connection, Inc.	1,070
204	Schnitzer Steel Industries, Inc., Class A	8,525
145	TrueBlue, Inc.(b)	3,193

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9% (Continued)
36	Vectrus, Inc.(b)	$ 1,924
		80,008
	CONSTRUCTION MATERIALS - 0.6%
199	Apogee Enterprises, Inc.	8,135
387	Summit Materials, Inc., Class A(b)	10,844
66	US Concrete, Inc.(b)	4,839
		23,818
	CONSUMER SERVICES - 0.6%
134	Adtalem Global Education, Inc.(b)	5,298
43	American Public Education, Inc.(b)	1,532
12	Graham Holdings Company, Class B	6,749
130	Matthews International Corporation, Class A	5,142
382	Perdoceo Education Corporation(b)	4,569
		23,290
	CONTAINERS & PACKAGING - 0.0% (a)
66	TriMas Corporation(b)	2,001

	E-COMMERCE DISCRETIONARY - 0.1%
137	Lands' End, Inc.(b)	3,399

	ELECTRICAL EQUIPMENT - 0.6%
36	Argan, Inc.	1,921
99	Bel Fuse, Inc., Class B	1,969
157	Belden, Inc.	6,966
174	Houston Wire & Cable Company(b)	908
228	Kimball Electronics, Inc.(b)	5,882
243	LSI Industries, Inc.	2,073
35	Powell Industries, Inc.	1,186
48	Preformed Line Products Company	3,300
38	RF Industries Ltd.	230
		24,435
	ENGINEERING & CONSTRUCTION - 2.6%
190	Aegion Corporation(b)	5,463
106	Dycom Industries, Inc.(b)	9,842

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	ENGINEERING & CONSTRUCTION - 2.6% (Continued)
137	EMCOR Group, Inc.	$ 15,366
371	Fluor Corporation(b)	8,566
162	Granite Construction, Inc.	6,520
206	KBR, Inc.	7,908
70	Limbach Holdings, Inc.(b)	739
183	MasTec, Inc.(b)	17,147
192	Mistras Group, Inc.(b)	2,191
160	MYR Group, Inc.(b)	11,467
230	Orion Group Holdings, Inc.(b)	1,396
255	Primoris Services Corporation	8,448
248	Sterling Construction Company, Inc.(b)	5,754
281	Tutor Perini Corporation(b)	5,325
15	VSE Corporation	593
		106,725
	ENTERTAINMENT CONTENT - 0.2%
138	AMC Networks, Inc., Class A(b)	7,336

	FOOD - 1.1%
75	Alico, Inc.	2,239
101	B&G Foods, Inc.	3,137
317	Hostess Brands, Inc.(b)	4,546
81	Landec Corporation(b)	859
37	Natural Health Trends Corporation	250
111	Nature's Sunshine Products, Inc.	2,215
380	S&W Seed Company(b)	1,368
24	Sanderson Farms, Inc.	3,739
2	Seaboard Corporation	7,380
77	Seneca Foods Corporation, Class A(b)	3,626
195	Simply Good Foods Company (The)(b)	5,932
139	Tootsie Roll Industries, Inc.	4,607
114	TreeHouse Foods, Inc.(b)	5,955
		45,853
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
270	Domtar Corporation	9,977

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8% (Continued)
86	Glatfelter Corporation	$ 1,475
70	Mercer International, Inc.	1,007
43	Neenah, Inc.	2,210
1,018	Resolute Forest Products, Inc.(b)	11,147
90	Schweitzer-Mauduit International, Inc.	4,407
114	Verso Corporation, Class A	1,663
		31,886
	HEALTH CARE FACILITIES & SERVICES - 1.0%
133	MEDNAX, Inc.(b)	3,388
40	National HealthCare Corporation	3,116
1,630	OPKO Health, Inc.(b)	6,993
14	Owens & Minor, Inc.	526
451	Patterson Companies, Inc.	14,410
12	Psychemedics Corporation(b)	74
334	Select Medical Holdings Corporation(b)	11,389
		39,896
	HOME & OFFICE PRODUCTS - 0.6%
458	ACCO Brands Corporation	3,866
90	Hooker Furniture Corporation	3,281
4	Kewaunee Scientific Corporation(b)	49
158	Kimball International, Inc., Class B	2,212
364	Knoll, Inc.	6,010
518	Steelcase, Inc., Class A	7,454
100	Virco Mfg. Corporation(b)	310
		23,182
	HOME CONSTRUCTION - 2.1%
41	American Woodmark Corporation(b)	4,042
225	Beazer Homes USA, Inc.(b)	4,707
200	Century Communities, Inc.(b)	12,064
116	Dixie Group, Inc. (The)(b)	344
173	Green Brick Partners, Inc.(b)	3,924
144	Griffon Corporation	3,912
160	Interface, Inc.	1,997
90	KB Home	4,188

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 2.1% (Continued)
69	LGI Homes, Inc.(b)	$ 10,302
77	M/I Homes, Inc.(b)	4,548
84	MDC Holdings, Inc.	4,990
84	Meritage Homes Corporation(b)	7,721
396	Taylor Morrison Home Corporation(b)	12,201
142	Toll Brothers, Inc.	8,056
183	Tri Pointe Homes, Inc.(b)	3,726
		86,722
	HOUSEHOLD PRODUCTS - 1.3%
304	Central Garden & Pet Company, Class A(b)	15,775
63	Clearwater Paper Corporation(b)	2,370
195	Crown Crafts, Inc.	1,507
243	Edgewell Personal Care Company	9,623
160	Nu Skin Enterprises, Inc., Class A	8,462
138	Quanex Building Products Corporation	3,620
144	Spectrum Brands Holdings, Inc.	12,240
		53,597
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
124	Ampco-Pittsburgh Corporation(b)	837
136	AZZ, Inc.	6,848
63	Core Molding Technologies, Inc.(b)	739
26	Eastern Company (The)	697
42	EnPro Industries, Inc.	3,581
74	L B Foster Company, Class A(b)	1,324
122	Park-Ohio Holdings Corporation	3,842
39	Strattec Security Corporation	1,829
322	Timken Company (The)	26,137
221	Tredegar Corporation	3,317
		49,151
	INDUSTRIAL SUPPORT SERVICES - 0.8%
151	CAI International, Inc.	6,873
95	DXP Enterprises, Inc.(b)	2,866
130	Herc Holdings, Inc.(b)	13,173
158	Titan Machinery, Inc.(b)	4,029

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8% (Continued)
54	WESCO International, Inc.(b)	$ 4,673
		31,614
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
322	Cowen, Inc., Class A	11,318
1,363	Jefferies Financial Group, Inc.	41,027
		52,345
	INSURANCE - 5.2%
187	Ambac Financial Group, Inc.(b)	3,130
244	American Equity Investment Life Holding Company	7,693
223	American National Group, Inc.	24,055
513	Brighthouse Financial, Inc.(b)	22,700
292	Citizens, Inc.(b)	1,691
653	CNO Financial Group, Inc.	15,861
40	Employers Holdings, Inc.	1,722
215	FBL Financial Group, Inc., Class A	12,023
179	FedNat Holding Company	829
599	Genworth Financial, Inc., Class A(b)	1,989
238	Hallmark Financial Services, Inc.(b)	923
490	Heritage Insurance Holdings, Inc.	5,429
13	Horace Mann Educators Corporation	562
40	National Western Life Group, Inc., Class A	9,960
372	ProAssurance Corporation	9,955
118	Protective Insurance Corporation, Class B	2,699
1,621	Radian Group, Inc.	37,688
103	Security National Financial Corporation, Class A(b)	963
337	Tiptree, Inc.	3,016
61	Unico American Corporation(b)	306
150	United Fire Group, Inc.	5,220
418	United Insurance Holdings Corporation	3,014
1,307	Unum Group	36,374
4	White Mountains Insurance Group Ltd.	4,460
		212,262
	INTERNET MEDIA & SERVICES - 0.4%
241	Cars.com, Inc.(b)	3,123

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES - 0.4% (Continued)
467	DHI Group, Inc.(b)	$ 1,564
328	TrueCar, Inc.(b)	1,570
212	Yelp, Inc.(b)	8,268
		14,525
	LEISURE FACILITIES & SERVICES - 1.3%
10	Ark Restaurants Corporation(b)	201
37	Biglari Holdings, Inc.(b)	4,912
397	Carrols Restaurant Group, Inc.(b)	2,376
141	Century Casinos, Inc.(b)	1,448
124	Chuy's Holdings, Inc.(b)	5,496
220	Del Taco Restaurants, Inc.	2,108
513	Dover Motorsports, Inc.	1,057
441	El Pollo Loco Holdings, Inc.(b)	7,109
172	Fiesta Restaurant Group, Inc.(b)	2,165
108	Full House Resorts, Inc.(b)	919
34	Golden Entertainment, Inc.(b)	859
104	Good Times Restaurants, Inc.(b)	416
108	J Alexander's Holdings, Inc.(b)	1,041
331	Marcus Corporation (The)(b)	6,617
16	Potbelly Corporation(b)	94
104	RCI Hospitality Holdings, Inc.	6,613
266	Red Robin Gourmet Burgers, Inc.(b)	10,611
		54,042
	LEISURE PRODUCTS - 0.4%
43	American Outdoor Brands, Inc.(b)	1,084
118	Escalade, Inc.	2,467
30	Smith & Wesson Brands, Inc.	524
46	Thor Industries, Inc.	6,198
257	Vista Outdoor, Inc.(b)	8,242
		18,515
	MACHINERY - 2.9%
201	AGCO Corporation	28,874
339	Altra Industrial Motion Corporation	18,753
67	Astec Industries, Inc.	5,053

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	MACHINERY - 2.9% (Continued)
303	CECO Environmental Corporation(b)	$ 2,403
174	Colfax Corporation(b)	7,623
91	Columbus McKinnon Corporation	4,801
38	Gencor Industries, Inc.(b)	509
314	Hillenbrand, Inc.	14,981
46	Hurco Companies, Inc.	1,624
36	Hyster-Yale Materials Handling, Inc., Class A	3,136
85	Intevac, Inc.(b)	608
177	Kennametal, Inc.	7,075
93	LS Starrett Company (The), Class A(b)	600
234	Manitowoc Company, Inc. (The)(b)	4,825
1,072	NN, Inc.(b)	7,579
29	Regal Beloit Corporation	4,138
14	SPX FLOW, Inc.	887
119	Terex Corporation	5,482
		118,951
	MEDICAL EQUIPMENT & DEVICES - 0.9%
720	Accuray, Inc.(b)	3,564
155	AngioDynamics, Inc.(b)	3,627
96	Avanos Medical, Inc.(b)	4,199
14	CryoLife, Inc.(b)	316
31	FONAR Corporation(b)	561
295	Harvard Bioscience, Inc.(b)	1,611
56	Integer Holdings Corporation(b)	5,158
11	Luminex Corporation	351
101	Merit Medical Systems, Inc.(b)	6,048
127	Natus Medical, Inc.(b)	3,252
54	NuVasive, Inc.(b)	3,540
37	OraSure Technologies, Inc.(b)	432
9	Utah Medical Products, Inc.	779
128	Varex Imaging Corporation(b)	2,623
		36,061
	METALS & MINING - 0.7%
301	Alcoa Corporation(b)	9,779

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	METALS & MINING - 0.7% (Continued)
401	CONSOL Energy, Inc.(b)	$ 3,898
52	Encore Wire Corporation	3,491
812	Hecla Mining Company	4,620
657	SunCoke Energy, Inc.	4,606
148	Warrior Met Coal, Inc.	2,535
		28,929
	OIL & GAS PRODUCERS - 3.4%
99	Bonanza Creek Energy, Inc.(b)	3,537
1,351	Centennial Resource Development, Inc., Class A(b)	5,674
699	CNX Resources Corporation(b)	10,275
815	Earthstone Energy, Inc., Class A(b)	5,827
1,284	EQT Corporation(b)	23,857
472	Equitrans Midstream Corporation	3,852
556	HollyFrontier Corporation	19,894
120	Matador Resources Company	2,814
704	Murphy Oil Corporation	11,553
442	PBF Energy, Inc., Class A(b)	6,254
267	PDC Energy, Inc.(b)	9,185
117	Penn Virginia Corporation(b)	1,568
4	Plains GP Holdings, L.P., Class A	38
157	SilverBow Resources, Inc.(b)	1,221
4,666	Southwestern Energy Company(b)	21,697
180	TravelCenters of America, Inc.(b)	4,883
173	World Fuel Services Corporation	6,090
		138,219
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
267	Dawson Geophysical Company(b)	654
82	Dril-Quip, Inc.(b)	2,725
96	Geospace Technologies Corporation(b)	876
215	Helmerich & Payne, Inc.	5,796
90	Matrix Service Company(b)	1,180
192	MRC Global, Inc.(b)	1,734
175	Natural Gas Services Group, Inc.(b)	1,652
306	Smart Sand, Inc.(b)	774

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.5% (Continued)
113	Thermon Group Holdings, Inc.(b)	$ 2,202
396	US Silica Holdings, Inc.	4,867
		22,460
	PUBLISHING & BROADCASTING - 2.2%
199	Beasley Broadcast Group, Inc., Class A	563
60	Cumulus Media, Inc., Class A(b)	547
130	Emmis Communications Corporation(b)	335
878	Entercom Communications Corporation, Class A	4,610
584	Entravision Communications Corporation, Class A	2,359
853	EW Scripps Company (The), Class A	16,437
881	Gannett Company, Inc.(b)	4,740
392	Gray Television, Inc.	7,213
139	Hemisphere Media Group, Inc.(b)	1,619
22	Houghton Mifflin Harcourt Company(b)	168
151	John Wiley & Sons, Inc., Class A	8,184
476	Meredith Corporation(b)	14,175
70	Saga Communications, Inc., Class A	1,530
212	Scholastic Corporation	6,383
801	TEGNA, Inc.	15,083
445	Townsquare Media, Inc., Class A	4,775
193	Tribune Publishing Company(b)	3,472
260	Urban One, Inc.(b)	455
		92,648
	REAL ESTATE OWNERS & DEVELOPERS - 0.0% (a)
24	FRP Holdings, Inc.(b)	1,181
14	Stratus Properties, Inc.(b)	427
		1,608
	REAL ESTATE SERVICES - 0.5%
25	RE/MAX Holdings, Inc., Class A	985
1,219	Realogy Holdings Corporation(b)	18,443
		19,428
	RENEWABLE ENERGY - 0.7%
266	FutureFuel Corporation	3,865
141	Green Plains, Inc.(b)	3,817

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	RENEWABLE ENERGY - 0.7% (Continued)
314	Renewable Energy Group, Inc.(b)	$ 20,736
100	Ultralife Corporation(b)	828
		29,246
	RETAIL - CONSUMER STAPLES - 0.8%
221	Big Lots, Inc.	15,094
135	Ingles Markets, Inc., Class A	8,323
147	Rite Aid Corporation(b)	3,008
179	SpartanNash Company	3,514
60	Village Super Market, Inc., Class A	1,414
39	Weis Markets, Inc.	2,204
		33,557
	RETAIL - DISCRETIONARY - 8.4%
12	Aaron's Company, Inc. (The)	308
312	Abercrombie & Fitch Company, Class A	10,705
3	American Eagle Outfitters, Inc.	88
20	America's Car-Mart, Inc.(b)	3,047
55	AutoNation, Inc.(b)	5,127
502	Barnes & Noble Education, Inc.(b)	4,086
81	Bassett Furniture Industries, Inc.	1,966
256	Beacon Roofing Supply, Inc.(b)	13,394
476	Bed Bath & Beyond, Inc.	13,875
199	Big 5 Sporting Goods Corporation	3,124
124	Caleres, Inc.	2,703
88	Children's Place, Inc. (The)(b)	6,134
333	Conn's, Inc.(b)	6,477
312	Container Store Group, Inc. (The)(b)	5,192
20	Designer Brands, Inc., Class A	348
386	Dick's Sporting Goods, Inc.	29,394
187	Ethan Allen Interiors, Inc.	5,163
335	Foot Locker, Inc.	18,844
62	Genesco, Inc.(b)	2,945
151	GMS, Inc.(b)	6,304
238	Group 1 Automotive, Inc.	37,554
280	Guess?, Inc.	6,580

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 8.4% (Continued)
103	Haverty Furniture Companies, Inc.	$ 3,831
19	Hertz Global Holdings, Inc.(b)	33
89	Hibbett Sports, Inc.(b)	6,131
750	Kohl's Corporation	44,707
103	La-Z-Boy, Inc.	4,375
85	MarineMax, Inc.(b)	4,196
149	Penske Automotive Group, Inc.	11,956
2,853	Qurate Retail, Inc. - Series A	33,551
432	Rush Enterprises, Inc., Class A	21,527
60	Shoe Carnival, Inc.	3,713
147	Sonic Automotive, Inc., Class A	7,287
111	Tilly's, Inc., Class A(b)	1,257
276	Urban Outfitters, Inc.(b)	10,264
265	Vera Bradley, Inc.(b)	2,676
158	Zumiez, Inc.(b)	6,778
		345,640
	SEMICONDUCTORS - 2.0%
371	Amkor Technology, Inc.	8,796
127	Amtech Systems, Inc.(b)	1,501
139	AXT, Inc.(b)	1,621
182	Cohu, Inc.(b)	7,615
105	CTS Corporation	3,261
16	Data I/O Corporation(b)	87
140	Diodes, Inc.(b)	11,178
56	DSP Group, Inc.(b)	798
57	GSI Technology, Inc.(b)	381
247	Kulicke & Soffa Industries, Inc.	12,130
126	NeoPhotonics Corporation(b)	1,506
149	Photronics, Inc.(b)	1,916
234	Rambus, Inc.(b)	4,549
94	Richardson Electronics Ltd.	599
183	Ultra Clean Holdings, Inc.(b)	10,621
547	Veeco Instruments, Inc.(b)	11,345

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS - 2.0% (Continued)
260	Vishay Intertechnology, Inc.	$ 6,261
		84,165
	SOFTWARE - 1.8%
354	Allscripts Healthcare Solutions, Inc.(b)	5,315
60	Avaya Holdings Corporation(b)	1,682
30	BM Technologies, Inc.(b)	349
205	ChannelAdvisor Corporation(b)	4,828
350	Cloudera, Inc.(b)	4,259
47	Cognyte Software Ltd.(b)	1,307
110	Computer Programs and Systems, Inc.	3,366
273	Donnelley Financial Solutions, Inc.(b)	7,598
168	Ebix, Inc.	5,381
136	J2 Global, Inc.(b)	16,301
232	NextGen Healthcare, Inc.(b)	4,199
49	SeaChange International, Inc.(b)	76
288	Support.com, Inc.(b)	1,322
212	Synchronoss Technologies, Inc.(b)	757
30	Verint Systems, Inc.(b)	1,365
771	Xperi Holding Corporation	16,785
104	Zovio, Inc.(b)	422
		75,312
	SPECIALTY FINANCE - 4.5%
511	Air Lease Corporation	25,039
178	Alliance Data Systems Corporation	19,952
15	Consumer Portfolio Services, Inc.(b)	60
448	Elevate Credit, Inc.(b)	1,308
221	Encore Capital Group, Inc.(b)	8,891
222	Enova International, Inc.(b)	7,877
561	EZCORP, Inc., Class A(b)	2,788
110	GATX Corporation	10,201
190	General Finance Corporation(b)	2,308
4	Investors Title Company	664
94	Marlin Business Services Corporation	1,282
2,428	MGIC Investment Corporation	33,628

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	SPECIALTY FINANCE - 4.5% (Continued)
98	Nelnet, Inc., Class A	$ 7,129
57	Nicholas Financial, Inc.(b)	602
1,081	OneMain Holdings, Inc.	58,071
2	PROG Holdings, Inc.	87
35	Regional Management Corporation	1,213
49	Willis Lease Finance Corporation(b)	2,130
		183,230
	STEEL - 1.4%
107	Carpenter Technology Corporation	4,403
692	Commercial Metals Company	21,341
86	Friedman Industries, Inc.	696
27	Northwest Pipe Company(b)	902
258	Olympic Steel, Inc.	7,598
922	United States Steel Corporation	24,129
		59,069
	TECHNOLOGY HARDWARE - 6.2%
239	ADTRAN, Inc.	3,987
63	Applied Optoelectronics, Inc.(b)	527
2	AstroNova, Inc.	27
82	Aviat Networks, Inc.(b)	5,825
242	Avnet, Inc.	10,045
144	Aware, Inc.(b)	526
115	Benchmark Electronics, Inc.	3,556
940	CommScope Holding Company, Inc.(b)	14,438
196	Communications Systems, Inc.	1,168
179	Comtech Telecommunications Corporation	4,446
896	Daktronics, Inc.	5,618
220	EMCORE Corporation(b)	1,201
422	Harmonic, Inc.(b)	3,309
104	InterDigital, Inc.	6,599
492	Jabil, Inc.	25,663
64	Key Tronic Corporation(b)	493
261	Knowles Corporation(b)	5,460
265	Maxar Technologies, Inc.	10,022

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY HARDWARE - 6.2% (Continued)
677	NCR Corporation(b)	$ 25,692
180	NETGEAR, Inc.(b)	7,398
299	NetScout Systems, Inc.(b)	8,420
63	PCTEL, Inc.	438
477	Pitney Bowes, Inc.	3,930
68	Plexus Corporation(b)	6,245
734	Ribbon Communications, Inc.(b)	6,026
252	Sanmina Corporation(b)	10,428
201	SMTC Corporation(b)	1,208
215	Super Micro Computer, Inc.(b)	8,398
347	SYNNEX Corporation	39,849
389	TTM Technologies, Inc.(b)	5,641
169	ViaSat, Inc.(b)	8,124
45	Vishay Precision Group, Inc.(b)	1,386
717	Xerox Holdings Corporation	17,402
		253,495
	TECHNOLOGY SERVICES - 1.5%
1,157	Conduent, Inc.(b)	7,706
105	CSG Systems International, Inc.	4,713
793	DXC Technology Company	24,789
29	ICF International, Inc.	2,535
101	Insight Enterprises, Inc.(b)	9,637
54	ManTech International Corporation, Class A	4,695
91	NetSol Technologies, Inc.(b)	358
62	RCM Technologies, Inc.(b)	220
92	StarTek, Inc.(b)	731
132	Sykes Enterprises, Inc.(b)	5,819
		61,203
	TELECOMMUNICATIONS - 0.6%
1,499	Alaska Communications Systems Group, Inc.	4,872
40	ATN International, Inc.	1,965
254	EchoStar Corporation, Class A(b)	6,096
81	KVH Industries, Inc.(b)	1,027
563	ORBCOMM, Inc.(b)	4,296

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	TELECOMMUNICATIONS - 0.6% (Continued)
109	Spok Holdings, Inc.	$ 1,143
274	Telephone and Data Systems, Inc.	6,291
		25,690
	TOBACCO & CANNABIS - 0.2%
155	Universal Corporation	9,143

	TRANSPORTATION & LOGISTICS - 2.3%
144	Alaska Air Group, Inc.(b)	9,966
308	Atlas Air Worldwide Holdings, Inc.(b)	18,616
56	Covenant Logistics Group, Inc., Class A(b)	1,153
46	Echo Global Logistics, Inc.(b)	1,445
152	Hawaiian Holdings, Inc.(b)	4,054
24	Hub Group, Inc., Class A(b)	1,615
128	Kirby Corporation(b)	7,716
2	Macquarie Infrastructure Corporation	64
178	Marten Transport Ltd.	3,021
772	Overseas Shipholding Group, Inc., Class A(b)	1,590
29	Patriot Transportation Holding, Inc.	319
120	Radiant Logistics, Inc.(b)	834
229	Ryder System, Inc.	17,324
45	Schneider National, Inc., Class B	1,124
66	SEACOR Holdings, Inc.(b)	2,689
338	SkyWest, Inc.	18,414
126	Werner Enterprises, Inc.	5,943
		95,887
	TRANSPORTATION EQUIPMENT - 0.3%
63	Greenbrier Companies, Inc. (The)	2,975
181	REV Group, Inc.	3,468
195	Trinity Industries, Inc.	5,556
94	Wabash National Corporation	1,767
		13,766
	WHOLESALE - CONSUMER STAPLES - 0.8%
198	Andersons, Inc. (The)	5,421
234	Core-Mark Holding Company, Inc.	9,053

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.8% (Continued)
520	United Natural Foods, Inc.(b)	$ 17,129
		31,603
	WHOLESALE - DISCRETIONARY - 0.9%
13	Acme United Corporation	513
15	Educational Development Corporation	256
39	ePlus, Inc.(b)	3,886
431	G-III Apparel Group Ltd.(b)	12,990
422	KAR Auction Services, Inc.	6,330
106	PC Connection, Inc.	4,917
232	ScanSource, Inc.(b)	6,948
7	Wayside Technology Group, Inc.	176
443	ZAGG CVR(b)	–
		36,016

	TOTAL COMMON STOCKS (Cost $2,767,215)	4,044,971

	PARTNERSHIP SHARES — 1.0%
	METALS & MINING - 0.2%
1,412	Alliance Resource Partners, L.P.(b)	8,190

	OIL & GAS PRODUCERS - 0.6%
38	NGL Energy Partners, L.P.	77
500	NuStar Energy, L.P.	8,545
1,426	Plains All American Pipeline, L.P.	12,977
		21,599
	REIT - 0.0% (a)
190	Landmark Infrastructure Partners, L.P.	2,248

	SPECIALTY FINANCE - 0.2%
224	America First Multifamily Investors, L.P.	1,239
182	Fortress Transportation and Infrastructure	5,131
		6,370
	TOTAL PARTNERSHIP SHARES (Cost $32,655)	38,407

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

Shares		Value
	REIT — 0.1%
	MORTGAGE FINANCE - 0.1%
305	Ellington Financial, Inc.	$ 4,883

	TOTAL REIT (Cost $4,700)	4,883

	MONEY MARKET FUNDS - 0.5%
22,187	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03%(c)	22,187

	TOTAL MONEY MARKET FUNDS (Cost $22,187)	22,187

	TOTAL INVESTMENTS - 100.1% (Cost $2,826,843)	4,110,657
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(5,508)
	NET ASSETS - 100.0%	$ 4,105,149

LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

Acclivity Funds

SCHEDULES OF INVESTMENTS (Unaudited)(Continued)

March 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the

Acclivity Funds

SCHEDULES OF INVESTMENTS (Unaudited)(Continued)

March 31, 2021

principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the

Acclivity Funds

SCHEDULES OF INVESTMENTS (Unaudited)(Continued)

March 31, 2021

fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 263,076	$ -	$ -	$ 263,076
Partnership Shares	1,084		-	1,084
Short-Term Investment	13,673	-	-	13,673
Total	$ 277,833	$ -	$ -	$ 277,833

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Business Development Companies	$ 209	$ -	$ -	$ 209
Common Stocks	4,044,971	-	-	4,044,971
Partnership Shares	38,407		-	38,407
REIT	4,883	-	-	4,883
Short-Term Investment	22,187	-	-	22,187
Total	$ 4,110,657	$ -	$ -	$ 4,110,657

The Funds did not hold any Level 3 securities during the period.

* See each Fund’s Portfolio of Investments for classification.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Mid Cap Fund	$ 232,430	$ 50,430	$ (5,027)	$ 45,403
Small Cap Fund	2,828,752	1,326,260	(44,355)	1,281,905